UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number             811-3456

General Government Securities Money Market Funds, Inc.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:       11/30

Date of reporting period:     2/28/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General Government Securities Money Market Fund
February 28, 2015 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--48.8%	of Purchase (%)	Amount ($)		Value ($)
Federal Farm Credit Bank:
1/19/16	0.30	4,800,000		4,799,863
2/19/16	0.33	4,595,000		4,596,842
Federal Home Loan Bank:
3/14/15	0.12	75,000,000	a	75,000,000
4/24/15	0.09	25,000,000		24,996,625
6/5/15	0.14	45,000,000		44,983,200
7/21/15	0.16	5,000,000		4,996,943
7/31/15	0.13	34,800,000		34,780,899
8/24/15	0.14	95,060,000		95,059,636
9/15/15	0.16	25,000,000		25,005,089
2/19/16	0.30	25,000,000		24,926,042
Federal Home Loan Mortgage Corp.:
5/27/15	0.12	25,000,000	b	24,992,750
7/14/15	0.13	15,000,000	b	14,992,547
7/23/15	0.15	45,000,000	b	44,973,000
Federal National Mortgage Association:
3/11/15	0.08	25,000,000	b	24,999,427
3/26/15	0.20	50,000,000	a,b	49,990,271
5/20/15	0.13	50,000,000	b	49,985,556
Total U.S. Government Agencies
(cost $549,078,690)				549,078,690

U.S. Treasury Notes--.9%
5/31/15
(cost $10,050,456)	0.12	10,000,000		10,050,456

Repurchase Agreements--50.3%
ABN AMRO Bank N.V.
dated 2/27/15, due 3/2/15 in the amount of
$100,000,583 (fully collateralized by $9,510,405 U.S.
Treasury Bonds, 2.75%-7.88%, due 2/15/21-11/15/42,
value $12,106,376, $12,238,454 U.S. Treasury
Inflation Protected Securities, 0.63%-1.13%, due
1/15/21-1/15/24, value $14,039,180 and $73,947,148
U.S. Treasury Notes, 0.25%-3.88%, due
5/15/15-2/15/24, value $75,854,448)	0.07	100,000,000		100,000,000
Bank of Nova Scotia
dated 2/27/15, due 3/2/15 in the amount of $50,000,292 (fully collateralized by $16,587 Federal Farm Credit Bank, 0.82%, due
12/12/17, value $16,448, $199,602 Federal Home Loan Bank, 1%-1.05%, due 6/21/17-1/30/18, value $200,379, $9,347,891 Federal Home
Loan Mortgage Corp., 2.78%-5%, due 11/17/15-7/1/44, value
$9,681,814 , $7,783,714 Federal National Mortgage Association,
0%-7.25%, due 7/1/15-2/1/45, value $6,832,703, $311,426
Government National Mortgage Association, 4.69%, due 7/20/61,
value $343,987, $2,030,119 U.S. Treasury Bonds, 3.13%-3.63%, due 2/15/43-8/15/43, value $2,368,080, $9,102,825 U.S. Treasury
Inflation Protected Securities, 0.13%-2.38%, due 4/15/18-1/15/27,
value $10,771,826 and $20,113,770 U.S. Treasury Notes, 0.25%-2.75%,
due 2/28/15-2/15/24, value $20,784,766)	0.07	50,000,000		50,000,000
Barclays Capital, Inc.
dated 2/27/15, due 3/2/15 in the amount of
$25,000,083 (fully collateralized by $19,881,752 U.S.
Treasury Notes, 0.63%-3.38%, due 8/15/16-1/31/22,

value $20,140,679 and $6,649,379 U.S. Treasury
Strips, due 10/15/17-5/15/41, value $5,359,323)	0.04	25,000,000	25,000,000
Credit Agricole CIB
dated 2/27/15, due 3/2/15 in the amount of
$50,000,250 (fully collateralized by $1,404,211 U.S.
Treasury Bills, due 3/5/15-2/4/16, value $1,403,652,
$8,451,712 U.S. Treasury Bonds, 2.50%-10.63%, due
8/15/15-2/15/45, value $10,682,435, $18,684 U.S.
Treasury Floating Rate Notes, 0.07%, due 10/31/16, value
value $18,676, $5,984,429 U.S. Treasury Inflation
Protected Securities, 0.25%-3.63%, due 7/15/16-2/15/44,
value $7,312,743, $30,581,238 U.S. Treasury Notes, 0.13%-5.13%,
due 2/28/15-11/15/24, value $31,149,530 and $862,526 U.S.
Treasury Strips, due 11/15/39-8/15/41, value $432,964)	0.06	50,000,000	50,000,000
JPMorgan Chase & Co.
dated 2/27/15, due 3/2/15 in the amount of
$50,000,375 (fully collateralized by $593,886,119
Federal National Mortgage Association, 5.83%-6.53%,
due 1/25/37-7/25/43, value $51,000,070)	0.09	50,000,000	50,000,000
Mizuho Securities USA
dated 2/27/15, due 3/2/15 in the amount of
$150,000,875 (fully collateralized by $153,061,900
U.S. Treasury Bills, due 8/27/15, value $153,000,063)	0.07	150,000,000	150,000,000
Natixis New York Branch
dated 2/27/15, due 3/2/15 in the amount of
$100,000,500 (fully collateralized by $2,240,000 U.S.
Treasury Bonds, 2.75%-4.75%, due 2/15/37-11/15/42,
value $2,719,474, $21,960,948 U.S. Treasury Inflation
Protected Securities, 0.13%-3.63%, due
4/15/15-4/15/28, value $25,053,540 and $73,699,031
U.S. Treasury Notes, 0.38%-4.63%, due 3/15/15-5/15/23,
value $74,226,986)	0.06	100,000,000	100,000,000
Societe Generale
dated 2/27/15, due 3/2/15 in the amount of
$40,000,233 (fully collateralized by $8,990,026 U.S.
Treasury Bonds, 3.63%, due 8/15/43, value $10,868,328
and $29,583,867 U.S. Treasury Notes, 1.75%-2%, due
5/31/21-5/15/23, value $29,931,673)	0.07	40,000,000	40,000,000
Total Repurchase Agreements
(cost $565,000,000)			565,000,000
Total Investments (cost $1,124,129,146)		100.0%	1,124,129,146
Liabilities, Less Cash and Receivables		(.0%)	(101,759)
Net Assets		100.0%	1,124,027,387

a Variable rate security--interest rate subject to periodic change.
b	The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
	Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,124,129,146
Level 3 - Significant Unobservable Inputs	-
Total	1,124,129,146

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
General Treasury Prime Money Market Fund
February 28, 2015 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--92.7%	of Purchase (%)	Amount ($)	Value ($)
3/5/15	0.03	339,000,000	338,999,039
3/12/15	0.02	425,000,000	424,997,708
3/19/15	0.01	366,000,000	365,998,285
3/26/15	0.03	260,000,000	259,994,583
4/2/15	0.04	117,000,000	116,995,840
4/9/15	0.03	100,000,000	99,996,750
4/16/15	0.04	60,000,000	59,996,933
4/23/15	0.05	30,000,000	29,998,012
4/30/15	0.01	20,000,000	19,999,533
5/7/15	0.03	76,000,000	75,995,236
5/14/15	0.02	300,000,000	299,986,125
6/11/15	0.09	65,000,000	64,984,346
7/9/15	0.09	50,000,000	49,983,750
8/6/15	0.07	50,000,000	49,985,736
8/13/15	0.07	100,000,000	99,967,917
Total U.S. Treasury Bills
(cost $2,357,879,793)			2,357,879,793

U.S. Treasury Floating Rate Notes--1.2%
3/2/15
(cost $29,991,360)	0.09	30,000,000	29,991,360

U.S. Treasury Notes--6.1%
4/30/15	0.07	106,000,000	106,010,321
5/31/15	0.10	50,000,000	50,255,060
Total U.S. Treasury Notes
(cost $156,265,381)			156,265,381
Total Investments (cost $2,544,136,534)		100.0%	2,544,136,534
Cash and Receivables (Net)		.0%	1,249,038
Net Assets		100.0%	2,545,385,572

At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	2,544,136,534
Level 3 - Significant Unobservable Inputs	-
Total	2,544,136,534

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Government Securities Money Market Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)